Shareholder Report	12 Months Ended	43 Months Ended	51 Months Ended	87 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Sustainable High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable High Yield ETF
Class Name	Fidelity® Sustainable High Yield ETF
Trading Symbol	FSYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.45% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by telecommunications. Security selection in real estate and automotive also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in EchoStar (+86%). The second-largest relative contributor was our stake in Windstream (+27%), which was not held at period end. A non-benchmark stake in Rivian gained 24% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Also hurting our result were security selection and an overweight in utility and security selection and an underweight in media.
•The biggest individual relative detractor was an overweight in Sunnova Energy (-100%). A second notable relative detractor was our stake in Bausch Health (+2%).
•Notable changes in positioning include increased exposure to the health care industry and a lower allocation to capital goods.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 15, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® Sustainable High Yield ETF $10,000 $9,322 $9,959 $11,186 ICE® BofA® US High Yield Constrained Index $10,000 $9,295 $9,948 $11,189 ICE® US High Yield Best-in-Class ESG Index $10,000 $9,248 $9,853 $11,104 Bloomberg U.S. Universal Bond Index $10,000 $9,276 $9,239 $9,971 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable High Yield ETF - NAV A 8.40% 5.59% ICE® BofA® US High Yield Constrained IndexA 8.13% 5.53% ICE® US High Yield Best-in-Class ESG IndexA 8.36% 5.36% Bloomberg U.S. Universal Bond IndexA 3.72% 0.96% A From February 15, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 56,561,186	$ 56,561,186	$ 56,561,186	$ 56,561,186
Holdings Count | shares	415	415	415	415
Advisory Fees Paid, Amount	$ 232,066
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$56,561,186
Number of Holdings	415
Total Advisory Fee	$232,066
Portfolio Turnover	104%

Holdings [Text Block]	BBB 1.3 BB 41.9 B 35.3 CCC,CC,C 17.4 D 0.0 Not Rated 1.6 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.3 BB - 41.9 B - 35.3 CCC,CC,C - 17.4 D - 0.0 Not Rated - 1.6 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 90.9 Bank Loan Obligations 6.0 Preferred Securities 0.6 Common Stocks 0.6 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 90.9 Bank Loan Obligations - 6.0 Preferred Securities - 0.6 Common Stocks - 0.6 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 88.0 Canada 2.5 France 1.7 United Kingdom 1.2 Zambia 0.8 Israel 0.7 Australia 0.7 Luxembourg 0.5 Finland 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 Canada - 2.5 France - 1.7 United Kingdom - 1.2 Zambia - 0.8 Israel - 0.7 Australia - 0.7 Luxembourg - 0.5 Finland - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 3.2 Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 2.3 CVS Health Corp 2.0 Univision Communications Inc 2.0 CHS/Community Health Systems Inc 2.0 Tenet Healthcare Corp 1.8 PG&E Corp 1.7 Hilton Domestic Operating Co Inc 1.7 Block Inc 1.7 Chemours Co/The 1.7 20.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Preferred Securities & Income ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Preferred Securities & Income ETF
Class Name	Fidelity® Preferred Securities & Income ETF
Trading Symbol	FPFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, security selection in the utility industry was the primary detractor from the fund's performance versus the ICE U.S. All Capital Securities Constrained Custom Index for the fiscal year. Security selection in real estate hampered the fund's relative result to a much lesser extent.
•The largest individual relative detractor was an overweight in Southern (-7%). This period we increased our position in Southern, which was one of the fund's biggest holdings. A second notable relative detractor was an overweight in SCE Trust VI (-16%). This period we increased our position in SCE Trust VI. A non-index stake in U.S. Treasury bonds returned -1% and notably hurt.
•In contrast, the biggest contributors to performance versus the index were security selection and an overweight in energy. Picks in consumer goods and financial services also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Enbridge (+10%). This period we increased our stake in Enbridge. The company was the top holding this period. The second-largest relative contributor was an overweight in Energy Transfer (+9%). It was the fund's largest holding at period end. Not owning QVC Group, an index component that returned -81%, was another notable relative contributor.
•Notable changes in positioning include decreased exposure to the sovereign industry and a higher allocation to utility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2025. Initial investment of $10,000. Fidelity® Preferred Securities & Income ETF $10,000 $10,144 $8,673 $8,863 $10,131 ICE® BofA® US All Capital Securities Index $10,000 $10,116 $8,958 $8,941 $10,243 ICE U.S. All Capital Securities Constrained Custom Index $10,000 $10,118 $8,948 $8,898 $10,196 Bloomberg U.S. Universal Bond Index $10,000 $10,125 $8,925 $8,890 $9,594 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Preferred Securities & Income ETF - NAV A 4.76% 1.42% ICE® BofA® US All Capital Securities IndexA 5.63% 1.89% ICE U.S. All Capital Securities Constrained Custom IndexA 5.65% 1.78% Bloomberg U.S. Universal Bond IndexA 3.72% -0.12% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 64,111,242	$ 64,111,242	$ 64,111,242	$ 64,111,242
Holdings Count | shares	318	318	318	318
Advisory Fees Paid, Amount	$ 323,304
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$64,111,242
Number of Holdings	318
Total Advisory Fee	$323,304
Portfolio Turnover	56%

Holdings [Text Block]	A 7.9 BBB 26.4 BB 28.3 B 1.5 CCC,CC,C 0.6 Not Rated 0.0 Equities 32.2 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 7.9 BBB - 26.4 BB - 28.3 B - 1.5 CCC,CC,C - 0.6 Not Rated - 0.0 Equities - 32.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Preferred Securities 40.6 Preferred Stocks 32.2 Corporate Bonds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Preferred Securities - 40.6 Preferred Stocks - 32.2 Corporate Bonds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 84.5 Canada 7.3 Japan 4.7 United Kingdom 1.3 Germany 0.8 Ireland 0.7 France 0.6 Netherlands 0.1 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.5 Canada - 7.3 Japan - 4.7 United Kingdom - 1.3 Germany - 0.8 Ireland - 0.7 France - 0.6 Netherlands - 0.1 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Citigroup Inc 4.7 Goldman Sachs Group Inc/The 3.8 Energy Transfer LP 3.7 Enbridge Inc 3.7 BP Capital Markets PLC 2.9 Bank of New York Mellon Corp/The 2.3 JPMorgan Chase & Co 2.3 Southern Co/The 4.2% 1.9 Prudential Financial Inc 1.8 Nippon Life Insurance Co 1.8 28.9
Fidelity Enhanced High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced High Yield ETF
Class Name	Fidelity® Enhanced High Yield ETF
Trading Symbol	FDHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds increased 7.67% and contributed to performance versus the ICE BofA BB-B US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by retail. Security selection in consumer goods and capital goods also boosted the fund's relative result.
•The top individual relative contributor was New Fortress Energy (-64%). It was not held in the fund on August 31. A second notable relative contributor was an overweight in Herbalife (+28%). It also helped to hold Saks Global Enterprises (-42%). The security was sold by August 31.
•In contrast, the biggest detractors from performance versus the benchmark were security selection and an underweight in telecommunications. Our choices in financial services also hampered the fund's result. Also detracting was an overweight in energy.
•An overweight in Borr IHC (-6%) detracted from performance versus the benchmark. Borr IHC was not held at period end. Another notable relative detractor was an overweight in Algoma Steel (-7%). This was an investment we established this period. An untimely overweight in Mercer International (+4%) hurt relative performance. It was not held in the fund on August 31.
•Notable changes in positioning include higher allocations to the automotive and retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 12, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity® Enhanced High Yield ETF $10,000 $10,159 $11,122 $12,191 $13,246 $11,677 $12,483 $14,006 ICE® BofA® BB-B US High Yield Constrained Index $10,000 $10,149 $10,965 $11,488 $12,461 $11,189 $11,941 $13,368 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $11,132 $11,846 $11,950 $10,534 $10,492 $11,323 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Enhanced High Yield ETF - NAV A 7.31% 4.28% 5.80% ICE® BofA® BB-B US High Yield Constrained IndexA 7.19% 4.52% 5.10% Bloomberg U.S. Universal Bond IndexA 3.72% -0.17% 2.25% A From June 12, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 418,645,150	$ 418,645,150	$ 418,645,150	$ 418,645,150
Holdings Count | shares	302	302	302	302
Advisory Fees Paid, Amount	$ 1,318,412
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$418,645,150
Number of Holdings	302
Total Advisory Fee	$1,318,412
Portfolio Turnover	79%

Holdings [Text Block]	BBB 3.3 BB 42.0 B 50.9 CCC,CC,C 2.2 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 3.3 BB - 42.0 B - 50.9 CCC,CC,C - 2.2 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 98.1 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 98.1 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 79.5 Canada 7.4 United Kingdom 3.2 Australia 2.1 Italy 1.2 Guatemala 1.2 Israel 0.8 Bailiwick Of Jersey 0.8 Brazil 0.7 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.5 Canada - 7.4 United Kingdom - 3.2 Australia - 2.1 Italy - 1.2 Guatemala - 1.2 Israel - 0.8 Bailiwick Of Jersey - 0.8 Brazil - 0.7 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 2.3 AmeriGas Partners LP / AmeriGas Finance Corp 1.6 1011778 BC ULC / New Red Finance Inc 1.4 OneMain Finance Corp 1.4 DaVita Inc 1.3 Delek Logistics Partners LP / Delek Logistics Finance Corp 1.3 Brookfield Residential Properties Inc / Brookfield Residential US LLC 1.3 goeasy Ltd 1.3 RHP Hotel Properties LP / RHP Finance Corp 1.3 Resorts World Las Vegas LLC / RWLV Capital Inc 1.3 14.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec